REINSURANCE (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Direct Premiums	$ 72	$ 56	$ 68
Assumed Premiums Earned	1	2	2
Ceded Premiums	(48)	(26)	(28)
Premiums	25	32	42
Ceded Insurance Commissions And Fees	31	29	31
Policyholders' benefits ceded	$ 125	$ 84	$ 39